Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Since February 2021, we have not granted stock options, SARs, or similar option-like instruments to our NEOs or other employees or service providers. If in the future we anticipate granting stock options, SARs, or similar option-like instruments, we may consider establishing a policy regarding how the Board determines when to grant such awards and how the Board or Compensation Committee will take material nonpublic information into account when determining the timing and terms of such awards. With respect to 2025 executive compensation, we have not timed the disclosure of material non-public information for the purposes of affecting the value of such compensation.
Award Timing Method	Committee will take material nonpublic information into account when determining the timing and terms of such awards. With respect to 2025 executive compensation, we have not timed the disclosure of material non-public information for the purposes of affecting the value of such compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	If in the future we anticipate granting stock options, SARs, or similar option-like instruments, we may consider establishing a policy regarding how the Board determines when to grant such awards and how the Board or Compensation Committee will take material nonpublic information into account when determining the timing and terms of such awards. With respect to 2025 executive compensation, we have not timed the disclosure of material non-public information for the purposes of affecting the value of such compensation.
MNPI Disclosure Timed for Compensation Value	false